Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2013
Prepaid expenses and other current assets [Abstract]
Prepaid expenses and other current assets
8.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31,
	2012	2013

Guarantee loan to employees related to exercise of share options (i)	$753	$29,188
Receivables of exercise cost share options (ii)	4,907	301
Prepaid principal for investments (iii)	1,003	10,534
Advance to suppliers	4,205	9,804
Deductible VAT Input	7,895	9,650
Prepaid marketing promotion fee	515	7,034
Interest receivable	1,086	3,219
Advance related to employees	1,011	2,146
Others	5,427	8,662

Total	$26,802	$80,538

(i)	Amount represents the individual income tax paid by the Group on behalf of employees associated with the options and nonvested shares granted by the Company. Such receivable is secured by share options or nonvested shares held by the employees, and will be repaid to the Company when the options are exercised and related ordinary shares are sold.

(ii)	Amount represents the exercise cost to be received by the Group from a trading institution after the Group's employees exercised their stock options through such institution.

(iii)	The Group made several payments to establish new companies with other independent third parties. The prepayments will be recorded as long-term investments when the investees are legally established.